INVESTMENTS - Schedule of Investments (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-Current
Investments in other companies	$ 69,400	$ 69,400
Current
Short-term investments	578,466	3,724,558
Government securities in pesos
Current
Short-term investments	0	3,504,535
Mutual funds in pesos
Current
Short-term investments	514,442	66,422
Short-term investments in foreign currency
Current
Short-term investments	64,024	153,601
Cementos del Plata S.A.
Non-Current
Investments in other companies	$ 69,400	$ 69,400